PLANT AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

4.	PLANT AND EQUIPMENT, NET

Property and equipment as of March 31, 2023 and December 31, 2022 is as follows:

	March 31, 2023	December 31, 2022
Medical equipment	$96,532	$96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	30,841	35,974
Leasehold Improvement	15,950	15,950
Total	152,512	157,645
Less: accumulated depreciation	(101,708)	(102,206)
Property and equipment, net	$50,804	$55,439

For the three months ended March 31, 2023 and 2022, depreciation expense was $4,635 and $10,814, respectively.